Activities of Orange Bank - Maturities of financial liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	€ 963
Non-current financial liabilities	26,293	€ 28,909	€ 29,528
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	27
Elimination of intersegment amounts [member]
Disclosure of financial liabilities [line items]
Non-current financial liabilities	(27)
Financial liabilities at amortised cost and derivatives, category [member] | Operating segments [member] | Orange Bank, operating segment [member] | Interest rate swap contract [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	€ 73